INITIAL PUBLIC OFFERING (Details) - $ / shares		12 Months Ended
	Nov. 08, 2021	Dec. 31, 2022	Mar. 31, 2023
PRIVATE PLACEMENT
Purchase price, per unit		$ 10.15	$ 10.15
Number of shares issuable per warrant		1	1
Exercise price of warrants		$ 11.50	$ 11.50
Public warrants expiration term		5 years	5 years
Public Warrants
PRIVATE PLACEMENT
Threshold trading days for redemption of public warrants		20 days
IPO
PRIVATE PLACEMENT
Number of units sold	11,500,000
Purchase price, per unit	$ 10.00
Number of shares in a unit	1
IPO | Public Warrants
PRIVATE PLACEMENT
Number of warrants in a unit	1
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Threshold trading days for redemption of public warrants	30 days
Public warrants expiration term	5 years
Over-allotment option
PRIVATE PLACEMENT
Number of units sold	1,500,000